Financial Instruments (Tables)	9 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Schedule of Loans and Other Receivables Carried at Amortized Cost
Loans and other receivables carried at amortized cost, included in other non-current assets on the Condensed Consolidated Balance Sheets, is as follows:

	As of
(in millions)	December 31, 2025	March 31, 2025
Loans and other receivables carried at amortized cost
Loans receivable	$13	$27
Other receivables	10	11
Allowance for current expected credit losses	(3)	(20)
Loans and other receivables carried at amortized cost, net	$20	$18